Condensed Consolidated Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash outflow for leases	£ 49	£ 59
Principal amount	£ 46	£ 55